EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
EQUITY
Schedule of maximum number of common shares that would be outstanding if all dilutive instruments outstanding were exercised

Common shares outstanding at December 31, 2019	239,619,035
Employee stock options	4,122,300
Common shares held in trusts in connection with the RSU plan (Note 17(C)), PSU plan (Note 17(D)) and LTIP	548,755
Total	244,290,090

Schedule of weighted average number of common shares used in the calculation of basic and diluted net income per share

	Year Ended December 31,
	2019	2018
Net income (loss) for the year	$473,166	$(326,701)
Weighted average number of common shares outstanding - basic (in thousands)	236,934	233,251
Add: Dilutive impact of common shares related to the RSU plan, PSU plan and LTIP	805	—
Add: Dilutive impact of employee stock options	491	—
Weighted average number of common shares outstanding - diluted (in thousands)	238,230	233,251
Net income (loss) per share - basic	$2.00	$(1.40)
Net income (loss) per share - diluted	$1.99	$(1.40)